Pruco Life Insurance Company of New Jersey	Thomas C. Castano Assistant General Counsel Law Department Pruco Life Insurance Company of New Jersey 213 Washington Street Newark, NJ 07102-2992 (973) 802-4708 fax:(973) 802-9560 September 3, 2003

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

        Re: Pruco Life of New Jersey Variable Insurance Account (File No. 811-3646)

Dear Commissioners:

        On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Variable Insurance Account (the “Account”), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the “Act”), that the Account’s semi-annual report for the period ending June 30, 2003 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

        We incorporate by reference the following semi-annual reports for the underlying funds:

Filer/Entity:	The Prudential Series Fund, Inc.
Registration No.:	811-03623
CIK No.:	0000711175
Accession No.	0000355348-03-000198
Date of Filing:	08/29/03

        If you have any questions regarding this filing, please contact me at (973) 802-4708.

_/s/_____________________________
Thomas C. Castano

VIA EDGAR